SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVE (Details)	Jun. 30, 2023
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	7 years